Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average number of shares held by Recognition and Retention Plan excluded from the calculation for basic shares outstanding	467,601	447,818	607,608
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from the computation of earnings per share	71,260	155,969	159,236